FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on non-recurring basis		¥ 18,393,927	¥ 1,851,327
Amounts due from Jiuyou, Impairment charges			(10,500,000)
Investment, Impairment charges			(35,085,293)
Impairment of goodwill and other intangible assets(note 8)	$ (6,236,954)	¥ (40,401,740)	(5,524,213)	¥ (1,917,000)
Goodwill, Impairment charges			(5,524,213)
Total assets measured at fair value, Impairment charges		¥ (40,860,993)	(51,109,506)
Royalty rate	0.12%	0.12%
Discount rate	16.50%	16.50%
Terminal growth rate	4.00%	4.00%
2013 Affiliate Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, Impairment charges		¥ (459,253)	(3,413,146)
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (time deposits)		443,438,723	186,578,667
Cash equivalents (money market funds in the PRC)		857,201	93,660,365
Restricted cash (time deposits)		146,479,837	123,936,600
Short-term investments (time deposits)		244,507,124	1,306,634,495
Other current assets (interest fee employee loan)		3,051,018	3,432,785
Other non-current assets (interest free employee loan)		¥ 5,728,265	7,632,434
Non Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from Jiuyou			1,062,395
Investment			¥ 788,932
Goodwill
Non Recurring [Member] | 2013 Affiliate Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment
Investment, Impairment charges		¥ (459,253)
Non Recurring [Member] | Shenzhen JL [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets		18,393,927
Impairment of goodwill and other intangible assets(note 8)		¥ (40,401,740)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on non-recurring basis
Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (time deposits)
Cash equivalents (money market funds in the PRC)
Restricted cash (time deposits)
Short-term investments (time deposits)
Other current assets (interest fee employee loan)
Other non-current assets (interest free employee loan)
Level 1 [Member] | Non Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from Jiuyou
Investment
Goodwill
Level 1 [Member] | Non Recurring [Member] | 2013 Affiliate Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment
Level 1 [Member] | Non Recurring [Member] | Shenzhen JL [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on non-recurring basis
Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (time deposits)		¥ 443,438,723	¥ 186,578,667
Cash equivalents (money market funds in the PRC)		857,201	93,660,365
Restricted cash (time deposits)		146,479,837	123,936,600
Short-term investments (time deposits)		244,507,124	1,306,634,495
Other current assets (interest fee employee loan)		3,051,018	3,432,785
Other non-current assets (interest free employee loan)		¥ 5,728,265	¥ 7,632,434
Level 2 [Member] | Non Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from Jiuyou
Investment
Goodwill
Level 2 [Member] | Non Recurring [Member] | 2013 Affiliate Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment
Level 2 [Member] | Non Recurring [Member] | Shenzhen JL [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value on non-recurring basis		¥ 18,393,927	¥ 1,851,327
Level 3 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (time deposits)
Cash equivalents (money market funds in the PRC)
Restricted cash (time deposits)
Short-term investments (time deposits)
Other current assets (interest fee employee loan)
Other non-current assets (interest free employee loan)
Level 3 [Member] | Non Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from Jiuyou			¥ 1,062,395
Investment			¥ 788,932
Goodwill
Level 3 [Member] | Non Recurring [Member] | 2013 Affiliate Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment
Level 3 [Member] | Non Recurring [Member] | Shenzhen JL [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets		¥ 18,393,927